Financial risk management - Summary Of Credit Risk Ratings Issued by Risk Rating Agencies (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,042,574	S/ 1,434,473
Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 24,277,115	S/ 19,072,718
Credit Exposure Percentage	100.00%	100.00%
Instruments Issued And Rated In Peru [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,803,039	S/ 3,935,526
Credit Exposure Percentage	15.60%	20.60%
Instruments Issued And Rated In Peru [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 866,735	S/ 1,178,730
Credit Exposure Percentage	3.60%	6.20%
Instruments Issued And Rated In Peru [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,894,385	S/ 2,389,059
Credit Exposure Percentage	11.90%	12.50%
Instruments Issued And Rated In Peru [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 30,177	S/ 362,985
Credit Exposure Percentage	0.10%	1.90%
Instruments Issued And Rated In Peru [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 1,611
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued And Rated In Peru [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 11,742	S/ 3,141
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued In Peru And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 11,830,657	S/ 7,646,139
Credit Exposure Percentage	48.70%	40.10%
Instruments Issued In Peru And Rated Abroad [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 6,871,126	S/ 5,705,209
Credit Exposure Percentage	28.30%	29.90%
Instruments Issued In Peru And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 4,490,804	S/ 1,826,297
Credit Exposure Percentage	18.50%	9.60%
Instruments Issued In Peru And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 288,526	S/ 113,819
Credit Exposure Percentage	1.20%	0.60%
Instruments Issued In Peru And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 814
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued In Peru And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 180,201
Credit Exposure Percentage	0.70%
Instruments Issued And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,695,793	S/ 3,084,323
Credit Exposure Percentage	15.30%	16.20%
Instruments Issued And Rated Abroad [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit Exposure Percentage	0.00%
Instruments Issued And Rated Abroad [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 36,836	S/ 32,756
Credit Exposure Percentage	0.20%	0.20%
Instruments Issued And Rated Abroad [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 141,077	S/ 243,636
Credit Exposure Percentage	0.50%	1.30%
Instruments Issued And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,242,097	S/ 2,567,739
Credit Exposure Percentage	13.40%	13.50%
Instruments Issued And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 214,719	S/ 109,610
Credit Exposure Percentage	0.90%	0.60%
Instruments Issued And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 60,818	S/ 97,283
Credit Exposure Percentage	0.30%	0.50%
Instruments Issued And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 246	S/ 33,299
Credit Exposure Percentage	0.00%	0.20%
Certificates Of Deposits Issued By The BCRP [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,283,726	S/ 1,483,493
Credit Exposure Percentage	5.30%	7.80%
Mutual Funds And Investment Funds Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,212,259	S/ 1,083,079
Credit Exposure Percentage	5.00%	5.70%
Securitized Bonds [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 1,089
Credit Exposure Percentage	0.00%	0.00%
Others [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 241,269	S/ 85,668
Credit Exposure Percentage	1.00%	0.40%
Others [Member] | Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 14,635	S/ 1,641
Credit Exposure Percentage	0.10%	0.00%
Peruvian And Foreign Entities [Member] | Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 901,613	S/ 631,694
Credit Exposure Percentage	3.70%	3.30%
BioPharma Credit PLC [member] | Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 490,471	S/ 468,392
Credit Exposure Percentage	2.00%	2.50%
InRetail Perú Corp [member] | Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 339,945	S/ 285,962
Credit Exposure Percentage	1.40%	1.50%
Royalty Pharma [member] | Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 107,530	S/ 117,682
Credit Exposure Percentage	0.40%	0.60%
LendUP [Member] | Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 48,670	S/ 23,375
Credit Exposure Percentage	0.20%	0.10%
Nonlisted Shares And Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 23,969,607	S/ 18,848,063
Credit Exposure Percentage	98.70%	98.80%
Accrued interest [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 307,508	S/ 224,655
Credit Exposure Percentage	1.30%	1.20%